iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.9%
General Dynamics Corp. .................... 299,368 $ 74,782,127
Lockheed Martin Corp. ..................... 335,459 163,261,186
Northrop Grumman Corp. ................... 215,437 118,277,067
356,320,380
a
Beverages  — 4 .9%
Coca-Cola Co. (The) ...................... 5,121,992 306,551,221
Molson Coors Beverage Co., Class B ........... 173,366 8,742,848
PepsiCo, Inc. ........................... 1,580,676 287,019,148
602,313,217
a
Biotechnology  — 5.5%
AbbVie, Inc. ............................ 2,924,667 428,171,249
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 127,583 95,527,771
Vertex Pharmaceuticals, Inc.
(a)
................ 461,738 144,062,256
667,761,276
a
Capital Markets  — 0.4%
FactSet Research Systems, Inc. ............... 29,832 12,693,218
LPL Financial Holdings, Inc. .................. 80,170 20,495,460
Raymond James Financial, Inc. ............... 145,011 17,131,600
50,320,278
a
Chemicals  — 1.3%
CF Industries Holdings, Inc. .................. 437,110 46,447,309
Corteva , Inc. ............................ 912,219 59,604,389
FMC Corp. ............................. 172,570 20,518,573
Mosaic Co. (The) ......................... 618,530 33,245,987
Westlake Corp. .......................... 49,540 4,788,041
164,604,299
a
Commercial Services & Supplies  — 1.1%
Republic Services, Inc. ..................... 245,792 32,596,935
Waste Connections, Inc. .................... 247,033 32,586,123
Waste Management, Inc. .................... 437,399 69,270,880
134,453,938
a
Communications Equipment  — 0.4%
Arista Networks, Inc.
(a)
..................... 313,741 37,918,737
Juniper Networks, Inc. ..................... 360,966 11,045,560
48,964,297
a
Containers & Packaging  — 0.2%
Packaging Corp. of America ................. 101,384 12,187,371
Sealed Air Corp. ......................... 168,292 8,014,065
20,201,436
a
Diversified Financial Services  — 3.9%
Berkshire Hathaway, Inc., Class B
(a)
............ 1,601,899 472,704,376
a
Electric Utilities  — 2.1%
American Electric Power Co., Inc. .............. 557,478 49,013,466
Edison International ....................... 378,372 22,717,455
Entergy Corp. ........................... 200,042 21,432,500
Exelon Corp. ............................ 1,636,953 63,170,016
FirstEnergy Corp. ........................ 550,572 20,762,070
Southern Co. (The) ....................... 1,155,434 75,657,818
252,753,325
a
Energy Equipment & Services  — 1.4%
Baker Hughes Co., Class A .................. 1,266,466 35,030,450
Halliburton Co. .......................... 1,361,186 49,574,394
Schlumberger Ltd. ........................ 1,702,978 88,605,945
173,210,789
a
Security Shares Value
a
Entertainment  — 0.1%
Liberty Media Corp.-Liberty Formula One, Class C,
NVS
(a)
............................... 228,691 $ 13,202,331
a
Equity Real Estate Investment Trusts (REITs)  — 2.3%
Camden Property Trust ..................... 95,729 11,061,486
Extra Space Storage, Inc. ................... 130,296 23,119,722
Host Hotels & Resorts, Inc. .................. 711,513 13,433,365
Iron Mountain, Inc. ........................ 374,278 18,740,099
Mid-America Apartment Communities, Inc. ........ 103,608 16,313,080
Prologis, Inc. ............................ 949,676 105,176,617
Public Storage ........................... 217,592 67,399,122
Welltower , Inc. ........................... 425,969 26,001,148
281,244,639
a
Food & Staples Retailing  — 3.4%
Costco Wholesale Corp. .................... 718,047 360,100,571
Kroger Co. (The) ......................... 1,297,029 61,336,501
421,437,072
a
Food Products  — 3.3%
Archer-Daniels-Midland Co. .................. 1,105,007 107,163,579
Bunge Ltd. ............................. 200,089 19,748,784
Campbell Soup Co. ....................... 205,811 10,889,460
General Mills, Inc. ........................ 795,994 64,937,191
Hershey Co. (The) ........................ 278,515 66,501,027
Hormel Foods Corp. ....................... 451,473 20,970,921
JM Smucker Co. (The) ..................... 107,676 16,222,466
Kellogg Co. ............................. 277,898 21,348,124
Kraft Heinz Co. (The) ...................... 736,932 28,349,774
McCormick & Co., Inc., NVS ................. 348,948 27,441,271
Tyson Foods, Inc., Class A .................. 344,438 23,542,337
407,114,934
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 166,756 17,767,852
a
Health Care Providers & Services  — 9.1%
AmerisourceBergen Corp. ................... 231,629 36,416,711
Centene Corp.
(a)
......................... 653,858 55,662,932
CVS Health Corp. ........................ 1,491,136 141,210,579
Elevance Health, Inc. ...................... 290,873 159,040,630
McKesson Corp. ......................... 315,849 122,982,125
UnitedHealth Group, Inc. .................... 1,083,898 601,725,975
1,117,038,952
a
Hotels, Restaurants & Leisure  — 0.3%
Hilton Worldwide Holdings, Inc. ............... 273,725 37,024,043
a
Household Products  — 3.8%
Church & Dwight Co., Inc. ................... 280,484 20,792,279
Procter & Gamble Co. (The) ................. 3,314,366 446,345,669
467,137,948
a
Independent Power and Renewable Electricity Producers  — 0.1%
Vistra Corp. ............................ 671,741 15,429,891
a
Insurance  — 2.6%
Arthur J Gallagher & Co. .................... 189,625 35,475,045
Assurant, Inc. ........................... 61,189 8,313,138
Chubb Ltd.
(b)
............................ 426,559 91,663,264
Loews Corp.
(b)
........................... 208,316 11,878,178
Marsh & McLennan Companies, Inc. ............ 451,450 72,904,660
Progressive Corp. (The) .................... 581,899 74,715,832
W R Berkley Corp. ........................ 288,724 21,475,291
316,425,408
a

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
IT Services  — 0.7%
Gartner, Inc.
(a)(b)
.......................... 82,422 $ 24,884,850
Jack Henry & Associates, Inc. ................ 82,862 16,494,510
Paychex, Inc. ........................... 362,785 42,921,093
84,300,453
a
Metals & Mining  — 1.3%
Alcoa Corp. ............................. 274,626 10,718,653
Cleveland-Cliffs, Inc.
(a)(b)
.................... 501,417 6,513,407
Newmont Corp. .......................... 1,041,483 44,075,561
Nucor Corp. ............................ 537,903 70,669,696
Steel Dynamics, Inc. ....................... 297,331 27,963,980
159,941,297
a
Multiline Retail  — 1.0%
Dollar General Corp. ...................... 222,653 56,787,648
Dollar Tree, Inc.
(a)
......................... 408,251 64,707,783
121,495,431
a
Multi-Utilities  — 1.6%
Ameren Corp. ........................... 257,220 20,968,574
CenterPoint Energy, Inc. .................... 689,409 19,723,991
CMS Energy Corp. ........................ 289,551 16,518,885
Consolidated Edison, Inc. ................... 512,309 45,062,700
DTE Energy Co. ......................... 202,177 22,666,063
NiSource, Inc. ........................... 456,501 11,727,511
Sempra Energy .......................... 396,701 59,878,049
196,545,773
a
Oil, Gas & Consumable Fuels  — 20.7%
APA Corp. ............................. 538,497 24,480,074
Cheniere Energy, Inc. ...................... 442,387 78,041,491
Chevron Corp. ........................... 3,359,165 607,672,948
ConocoPhillips .......................... 2,277,357 287,151,944
Coterra Energy, Inc. ....................... 1,400,449 43,595,977
Devon Energy Corp. ....................... 1,204,457 93,164,749
Diamondback Energy, Inc. ................... 187,839 29,511,385
EOG Resources, Inc. ...................... 806,755 110,138,193
EQT Corp. ............................. 675,232 28,251,707
Exxon Mobil Corp. ........................ 6,344,935 703,082,247
Hess Corp. ............................. 338,553 47,763,057
Marathon Oil Corp. ........................ 1,382,916 42,109,792
Marathon Petroleum Corp. .................. 786,511 89,363,380
Occidental Petroleum Corp. .................. 1,586,555 115,183,893
Pioneer Natural Resources Co. ............... 316,440 81,138,380
Targa Resources Corp. ..................... 344,526 23,555,243
Valero Energy Corp. ....................... 604,947 75,951,096
Williams Companies, Inc. (The) ............... 1,707,853 55,898,029
2,536,053,585
a
Pharmaceuticals  — 15.4%
Bristol-Myers Squibb Co. .................... 3,432,511 265,916,627
Eli Lilly & Co. ........................... 1,352,641 489,777,780
Johnson & Johnson ....................... 2,976,224 517,773,689
Merck & Co., Inc. ......................... 2,800,702 283,431,042
Pfizer, Inc. ............................. 7,155,345 333,081,310
1,889,980,448
a
Semiconductors & Semiconductor Equipment  — 1.8%
Broadcom, Inc. .......................... 408,343 191,970,211
ON Semiconductor Corp.
(a)(b)
................. 436,483 26,813,151
218,783,362
a
Software  — 0.9%
Fortinet, Inc.
(a)
........................... 624,315 35,685,845
Palo Alto Networks, Inc.
(a)(b)
.................. 417,330 71,609,655
107,295,500
a
Security Shares Value
a
Specialty Retail  — 0.5%
AutoZone, Inc.
(a)
......................... 24,977 $ 63,263,744
a
Technology Hardware, Storage & Peripherals  — 5.5%
Apple, Inc. ............................. 4,210,145 645,583,634
HP, Inc. ............................... 1,042,578 28,796,005
674,379,639
a
Tobacco  — 0.9%
Altria Group, Inc. ......................... 2,484,635 114,964,061
a
Trading Companies & Distributors  — 0.2%
WW Grainger, Inc. ........................ 45,862 26,799,460
a
Total Long-Term Investments — 99.8%
(Cost: $11,748,875,522) .............................. 12,231,233,434
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 38,158,182 38,150,550
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 14,838,768 14,838,768
a
Total Short-Term Securities — 0.4%
(Cost: $52,992,467) ................................. 52,989,318
Total Investments — 100.2%
(Cost: $11,801,867,989) .............................. 12,284,222,752
Liabilities in Excess of Other Assets — (0.2)% ............... (26,937,447)
Net Assets — 100.0% ................................. $ 12,257,285,305
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 96,853,224  $ —  $ (58,691,628)
(a)
$ 6,300  $ (17,346) $ 38,150,550  38,158,182  $ 28,068
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 26,127,531  —  (11,288,763)
(a)
—  —  14,838,768  14,838,768  151,293  —
$ 6,300  $ (17,346)
$ 52,989,318
$ 179,361  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 124 12/16/22 $ 24,075 $ 678,388

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Momentum Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,231,233,434 $ — $ — $ 12,231,233,434
Short-Term Securities
Money Market Funds ...................................... 52,989,318 — — 52,989,318
$ 12,284,222,752 $ — $ — $ 12,284,222,752
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 678,388 $ — $ — $ 678,388
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares